Document and Entity Information	Feb. 27, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Original 8-K is being filed to correct the number of shares of Series B Preferred Stock that the Company agreed to issue on March 3, 2025. The Original 8-K inadvertently reflected 5,000 shares of Series B Preferred Stock instead of 500 shares of Series B Preferred Stock. No other changes to the Original 8-K were made. This Amendment should be read in conjunction with the Original 8-K and the Company’s other filings with the Securities and Exchange Commission.
Entity Registrant Name	Conifer Holdings Inc.
Entity Central Index Key	0001502292
Document Period End Date	Feb. 27, 2025
Entity Emerging Growth Company	false
Entity File Number	001-37536
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	27-1298795
Entity Address, Address Line One	3001 West Big Beaver Road
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	559-0840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, No Par Value
Document Information [Line Items]
Title of each class	Common Stock, no par value
Trading Symbol(s)	CNFR
Name of each exchange on which registered	NASDAQ
9.75% Senior Notes due 2028
Document Information [Line Items]
Title of each class	9.75% Senior Notes due 2028
Trading Symbol(s)	CNFRZ
Name of each exchange on which registered	NASDAQ